Deconsolidation of subsidiary - Net assets (liabilities) (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024	Apr. 25, 2024	Aug. 31, 2023
Deconsolidation of subsidiary
Current assets	$ 58,973,029	$ 6,384,675		$ 6,270,493
Right of use assets	7,070,321	193,319		1,783,963
Property, plant and equipment	3,307,055	1,169,982		1,772,371
Other assets	81,655	4,395		84,785
Current liabilities	(49,695,231)	(5,859,830)		(7,690,432)
Lease liabilities	$ (5,338,738)	$ (102,078)		$ (1,473,333)
EB Rental, Ltd.
Deconsolidation of subsidiary
Current assets			$ 335,559
Right of use assets			586,911
Property, plant and equipment			473,186
Other assets			205,255
Current liabilities			(1,187,378)
Lease liabilities			(466,426)
Net assets at disposal			$ (52,893)